Shareholder Report, Average Annual Return (Details)	11 Months Ended
Jan. 31, 2026
C000257267 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	14.68%
Solactive GBS Global Markets All Cap USD Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	21.93%